Item 1. Schedule of Investments:
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PUTNAM HIGH YIELD ADVANTAGE FUND

QUARTERLY PORTFOLIO HOLDINGS

02-28-05


Putnam High Yield Advantage Fund
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The fund's portfolio
February 28, 2005 (Unaudited)

Corporate bonds and notes (85.8%) (a)
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Principal amount                                                                                                           Value
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
Advertising and Marketing Services (0.3%)
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       $970,000  Bear Creek Corp. 144A sr. notes 9s, 2013                                                               $991,825
      1,200,000  Interpublic Group Companies, Inc. notes 6 1/4s, 2014                                                  1,213,861
      1,715,000  Lamar Media Corp. company guaranty 7 1/4s, 2013                                                       1,835,050
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                                                                                                                       4,040,736

Automotive (1.7%)
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        955,000  Affinia Group, Inc. 144A sr. sub. notes 9s, 2014                                                        966,938
      1,145,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                                                 1,293,850
      3,245,000  Dana Corp. notes 9s, 2011                                                                             3,911,936
        820,000  Dana Corp. notes 7s, 2029                                                                               798,927
        750,000  Delco Remy International, Inc. company guaranty 11s, 2009                                               791,250
      2,505,000  Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012                                            2,411,063
        760,000  Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                                              760,000
      1,620,000  Meritor Automotive, Inc. notes 6.8s, 2009                                                             1,664,550
      1,705,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                                              1,679,425
      3,020,000  Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013                                             3,548,500
      1,705,000  Tenneco Automotive, Inc. 144A sr. sub. notes 8 5/8s, 2014                                             1,815,825
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                                                                                                                      19,642,264

Basic Materials (8.7%)
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      2,150,000  Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                                         2,322,000
      1,680,000  AK Steel Corp. company guaranty 7 3/4s, 2012                                                          1,780,800
        750,000  ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)                                       787,500
      2,865,000  BCP Caylux Holdings Luxembourg SCA 144A sr. sub. notes
                 9 5/8s, 2014 (Luxembourg)                                                                             3,309,075
      1,135,000  Century Aluminum Co. 144A company guaranty 7 1/2s, 2014                                               1,220,125
EUR     890,000  Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)                                       1,343,624
     $2,255,000  Compass Minerals Group, Inc. company guaranty 10s, 2011                                               2,531,238
      1,000,000  Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B,
                 zero % (12s, 6/1/08), 2013 (STP)                                                                        840,000
      3,060,000  Compass Minerals International, Inc. sr. notes stepped-coupon zero %
                 (12 3/4s, 12/15/07), 2012 (STP)                                                                       2,692,800
      3,610,000  Crystal US Holdings, LLC/US Sub 3 Corp. 144A sr. disc. notes stepped-coupon
                 zero % (10s, 10/1/09), 2014 (STP)                                                                     2,680,425
      1,235,000  Equistar Chemicals LP notes 8 3/4s, 2009                                                              1,380,113
      6,685,000  Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008                           7,704,463
      3,075,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                                              3,620,813
        610,000  Georgia-Pacific Corp. company guaranty 8 7/8s, 2010                                                     710,650
      1,750,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                                                2,034,375
        320,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                                                382,400
      2,630,000  Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)                                              3,024,500
      4,410,000  Hercules, Inc. company guaranty 11 1/8s, 2007                                                         5,181,750
      2,610,000  Hercules, Inc. company guaranty 6 3/4s, 2029                                                          2,688,300
        675,000  Huntsman Advanced Materials, LLC 144A sec. FRN 10.89s, 2008                                             722,250
        100,000  Huntsman Advanced Materials, LLC 144A sec. notes 11s, 2010                                              117,750
      2,719,000  Huntsman International, LLC company guaranty 10 1/8s, 2009                                            2,861,748
        655,000  Huntsman International Holdings sr. disc. notes zero %, 2009                                            373,350
        948,000  Huntsman, LLC company guaranty 11 5/8s, 2010                                                          1,144,710
      1,110,000  Huntsman, LLC 144A company guaranty 11 1/2s, 2012                                                     1,320,900
      2,920,000  Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014                                                       3,139,000
        440,000  International Steel Group, Inc. sr. notes 6 1/2s, 2014                                                  470,800
      2,625,000  ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                               2,940,000
        590,000  Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012                                                   637,200
        135,000  Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013                                                   142,256
EUR   1,850,000  JSG Holding PLC senior notes 11 1/2s, 2015 (Ireland)                                                  2,443,043
       $255,000  Lyondell Chemical Co. bonds 11 1/8s, 2012                                                               300,900
      2,780,000  MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)                                                 3,078,850
EUR     145,000  MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)                                        218,520
     $3,120,000  Millennium America, Inc. company guaranty 9 1/4s, 2008                                                3,471,000
EUR     290,000  Nalco Co. sr. notes 7 3/4s, 2011                                                                        425,109
EUR   1,200,000  Nalco Co. sr. sub. notes 9s, 2013                                                                     1,806,850
     $3,710,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                                                 4,099,550
      1,375,000  Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)                                              1,443,750
      3,285,000  Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)                                                    3,399,975
        476,488  PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                                  509,842
        938,619  Pioneer Companies, Inc. sec. sr. notes  FRN 6.06s, 2006                                                 990,243
        965,000  PQ Corp. 144A company guaranty 7 1/2s, 2013                                                             999,981
EUR   1,400,000  Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014                                        1,950,984
       $550,000  Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014                                           580,250
EUR   1,565,000  SGL Carbon SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)                                                2,328,393
     $1,370,000  Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                                    1,495,013
        644,388  Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                                     644,388
        250,000  Stone Container Corp. sr. notes 9 3/4s, 2011                                                            272,500
      3,810,000  Stone Container Corp. sr. notes 8 3/8s, 2012                                                          4,124,325
        585,000  Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)                                          614,981
      1,560,000  Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                                     1,735,500
        898,000  United Agri Products 144A sr. notes 8 3/4s, 2011                                                        978,820
      1,149,000  United States Steel, LLC sr. notes 10 3/4s, 2008                                                      1,364,438
        143,442  Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)                                                121,926
        278,810  Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)                                                236,989
        930,000  WHX Corp. sr. notes 10 1/2s, 2005                                                                       874,200
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                                                                                                                     100,615,235

Beverage (0.2%)
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      1,640,000  Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                                          1,783,500
        145,000  Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                                          158,050
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                                                                                                                       1,941,550

Broadcasting (2.5%)
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     12,449,000  Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)                              54,464
      5,085,000  Echostar DBS Corp. sr. notes 6 3/8s, 2011                                                             5,237,550
      2,835,000  Echostar DBS Corp. 144A company guaranty 6 5/8s, 2014                                                 2,912,963
      5,610,000  Granite Broadcasting Corp. sec. notes 9 3/4s, 2010                                                    5,371,575
      2,670,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)                                          2,850,225
      1,265,000  Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)                                          1,325,088
      2,000,000  Paxson Communications Corp. company guaranty 10 3/4s, 2008                                            2,105,000
      2,835,000  Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012                                            3,231,900
      1,250,000  Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014                                      1,487,500
      2,527,000  Young Broadcasting, Inc. company guaranty 10s, 2011                                                   2,665,985
      1,330,000  Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014                                                  1,316,700
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                                                                                                                      28,558,950

Building Materials (0.9%)
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      1,450,000  Building Materials Corp. company guaranty 8s, 2008                                                    1,498,938
      2,166,000  Dayton Superior Corp. sec. notes 10 3/4s, 2008                                                        2,328,450
      1,470,000  Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                                     955,500
      2,620,000  Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                                   1,709,550
      3,970,000  THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014                                 4,049,400
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                                                                                                                      10,541,838

Cable Television (3.7%)
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      3,027,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)                               2,542,680
      1,119,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default)
                 (NON)                                                                                                   970,733
      1,530,000  Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014                                      1,499,400
        285,000  Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                                    185,250
      5,959,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011                            5,094,945
      4,921,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s, 2009                            4,244,363
      5,415,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011                                4,440,300
      1,950,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s, 2009                             1,613,625
      1,000,000  Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009                               817,500
      6,410,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                                                 7,467,650
      1,445,000  CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                                     1,607,563
      2,635,000  CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012                                                        2,832,625
      5,000,000  Kabel Deutsheland GmbH 144A sr. notes 10 5/8s, 2014 (Germany)                                         5,750,000
      2,480,000  Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                                 2,817,900
      1,175,000  Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)                                                 1,233,750
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                                                                                                                      43,118,284

Capital Goods (6.6%)
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      2,892,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                                      2,953,455
      2,660,000  Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                                2,859,500
      1,460,000  Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011                                                  1,649,800
      3,075,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                                                3,382,500
          2,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                                    2,105
      3,740,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                                    3,749,350
      2,495,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                              2,725,788
      1,310,000  Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                                     1,162,625
      1,870,000  Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                               1,855,975
      3,535,000  Crown Euro Holdings SA sec. notes 10 7/8s, 2013 (France)                                              4,197,813
EUR     270,000  Crown Euro Holdings SA sec. notes 10 1/4s, 2011 (France)                                                412,096
     $2,090,000  Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)                                               2,351,250
EUR     440,000  Crown Euro Holdings SA sec. notes 6 1/4s, 2011 (France)                                                 617,254
     $9,907,000  Decrane Aircraft Holdings Co. company guaranty zero %, 2008                                           3,764,660
      2,450,000  Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                                        2,744,000
        195,000  FIMEP SA sr. notes 10 1/2s, 2013 (France)                                                               229,125
      1,741,000  Flowserve Corp. company guaranty 12 1/4s, 2010                                                        1,915,100
      3,395,000  Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)                                                     3,666,600
      3,910,000  L-3 Communications Corp. company guaranty 6 1/8s, 2013                                                4,037,075
      4,360,000  Legrand SA debs. 8 1/2s, 2025 (France)                                                                5,406,400
        188,000  Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                                216,670
EUR     670,000  Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011                                                997,709
       $865,000  Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013                                                        936,363
        525,000  Milacron Escrow Corp. sec. notes 11 1/2s, 2011                                                          577,500
        760,000  Mueller Group, Inc. sec. FRN 7.493s, 2011                                                               780,900
        900,000  Mueller Group, Inc. sr. sub. notes 10s, 2012                                                            990,000
      2,725,000  Owens-Brockway Glass company guaranty 8 1/4s, 2013                                                    2,997,500
      1,670,000  Owens-Brockway Glass company guaranty 7 3/4s, 2011                                                    1,803,600
      3,340,000  Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012                                                      3,732,450
        240,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                                                   257,400
      1,140,000  Pliant Corp. sec. notes 11 1/8s, 2009                                                                 1,231,200
EUR     580,000  Polypore, Inc. notes 8 3/4s, 2012                                                                       781,323
     $1,035,000  Polypore, Inc. sr. sub. notes 8 3/4s, 2012                                                            1,035,000
      1,385,000  Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                                            1,509,650
        880,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)                                                 847,000
      1,770,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                                              1,840,800
      3,155,000  Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                                    3,509,938
      2,250,000  Titan Corp. (The) company guaranty 8s, 2011                                                           2,418,750
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                                                                                                                      76,146,224

Commercial and Consumer Services (0.7%)
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      3,182,000  Coinmach Corp. sr. notes 9s, 2010                                                                     3,309,280
      4,195,000  Laidlaw International, Inc. sr. notes 10 3/4s, 2011                                                   4,808,519
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                                                                                                                       8,117,799

Communication Services (7.8%)
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      1,620,000  Alamosa Delaware, Inc. company guaranty 11s, 2010                                                     1,887,300
      1,047,000  Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s,
                 7/31/05), 2009 (STP)                                                                                  1,141,230
        785,000  American Cellular Corp. company guaranty 9 1/2s, 2009                                                   765,375
      1,300,000  American Tower Corp. sr. notes 7 1/2s, 2012                                                           1,368,250
      2,965,000  American Towers, Inc. company guaranty 7 1/4s, 2011                                                   3,157,725
      2,241,629  Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
                 (NON)                                                                                                   112,081
      6,155,000  AT&T Corp. sr. notes 9 3/4s, 2031                                                                     7,824,544
      1,955,000  Centennial Cellular Operating Co. company guaranty 10 1/8s, 2013                                      2,267,800
        442,000  Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008                                     457,470
        520,000  Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028                                               483,600
      2,325,000  Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014                                                     2,403,469
      1,575,000  Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023                                                     1,578,938
      2,210,000  Citizens Communications Co. notes 9 1/4s, 2011                                                        2,547,025
      2,760,000  Citizens Communications Co. sr. notes 6 1/4s, 2013                                                    2,739,300
      2,740,393  Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (NON) (F)                                                         3
        495,363  Globix Corp. company guaranty 11s, 2008 (PIK)                                                           470,595
      3,030,000  Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)                                   3,173,925
      3,060,000  Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s,
                 10/15/08), 2012 (United Kingdom)                                                                      2,314,125
      1,025,000  iPCS, Inc. sr. notes 11 1/2s, 2012                                                                    1,189,000
        340,000  IWO Escrow Co. 144A sec. FRN 6.32s, 2012                                                                351,900
        340,000  IWO Escrow Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                                                    222,700
      2,165,000  Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011                                                  1,948,500
      2,855,000  Madison River Capital Corp. sr. notes 13 1/4s, 2010                                                   3,054,850
      4,692,000  MCI, Inc. sr. notes 8.735s, 2014                                                                      5,272,635
        913,000  MCI, Inc. sr. notes 7.688s, 2009                                                                        962,074
      6,980,000  Nextel Communications, Inc. sr. notes 5.95s, 2014                                                     7,250,475
      1,507,000  Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                                         1,685,956
      4,220,000  Nextel Partners, Inc. sr. notes 8 1/8s, 2011                                                          4,663,100
      2,145,000  Qwest Communications International, Inc. 144A sr. notes 7 3/4s, 2014                                  2,209,350
     10,230,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                                  11,841,225
      1,290,000  Qwest Services Corp. 144A notes 14 1/2s, 2014                                                         1,618,950
      1,350,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)                                                       1,667,250
      1,090,000  Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)                                 1,181,288
      1,360,000  Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)                                 1,473,900
      4,850,000  Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010                                                      4,631,750
        950,000  SBA Communications Corp. 144A sr. notes 8 1/2s, 2012                                                  1,026,000
      2,470,000  SBA Telecommunications Inc./SBA Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)                                                  2,161,250
        550,000  TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009                             620,125
        965,000  Valor Telecommunications Enterprises LLC/Finance Corp. 144A sr. notes
                 7 3/4s, 2015                                                                                          1,001,188
      6,955,624  Verado Holdings, Inc. sr. disc. notes zero %, 2008 (DEF) (NON) (F)                                          209
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                                                                                                                      90,726,430

Consumer (1.1%)
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      2,395,000  Icon Health & Fitness company guaranty 11 1/4s, 2012                                                  1,868,100
      2,020,000  Jostens Holding Corp. sr. disc. notes stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                                                  1,454,400
      4,540,000  Jostens IH Corp. 144A company guaranty 7 5/8s, 2012                                                   4,687,550
      3,940,000  Samsonite Corp. sr. sub. notes 8 7/8s, 2011                                                           4,245,350
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                                                                                                                      12,255,400

Consumer Goods (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,805,000  Church & Dwight Co., Inc. 144A sr. sub. notes 6s, 2012                                                1,836,588
      1,190,000  Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014                                                   1,265,863
      3,650,000  Playtex Products, Inc. company guaranty 9 3/8s, 2011                                                  3,928,313
      2,725,000  Playtex Products, Inc. sec. notes 8s, 2011                                                            2,990,688
      2,580,000  Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012                                                     2,799,300
      3,450,000  Remington Arms Co., Inc. company guaranty 10 1/2s, 2011                                               3,406,875
      1,030,000  Scotts Co. (The) sr. sub. notes 6 5/8s, 2013                                                          1,087,938
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                                                                                                                      17,315,565

Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      2,525,000  Brand Services, Inc. company guaranty 12s, 2012                                                       2,846,938
      2,355,000  United Rentals (North America), Inc. company guaranty 6 1/2s, 2012                                    2,372,663
      2,845,000  Williams Scotsman, Inc. company guaranty 9 7/8s, 2007                                                 2,852,113
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,071,714

Energy (7.8%)
--------------------------------------------------------------------------------------------------------------------------------
      3,955,000  Arch Western Finance, LLC sr. notes 6 3/4s, 2013                                                      4,113,200
      1,380,000  Arch Western Finance, LLC 144A sr. notes 6 3/4s, 2013                                                 1,435,200
      1,910,000  Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)                               2,110,550
      1,920,000  CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)                                             2,001,600
      1,700,000  Chesapeake Energy Corp. company guaranty 9s, 2012                                                     1,929,500
      3,385,000  Chesapeake Energy Corp. sr. notes 7 1/2s, 2013                                                        3,757,350
      1,125,000  Chesapeake Energy Corp. sr. notes 7s, 2014                                                            1,231,875
      1,775,000  Comstock Resources, Inc. sr. notes 6 7/8s, 2012                                                       1,828,250
      2,825,000  Dresser, Inc. company guaranty 9 3/8s, 2011                                                           3,051,000
      1,215,000  Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014                                             1,269,675
      2,240,000  Encore Acquisition Co. company guaranty 8 3/8s, 2012                                                  2,475,200
        880,000  Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014                                                      886,600
      2,565,000  Exco Resources, Inc. company guaranty 7 1/4s, 2011                                                    2,725,313
        745,000  Forest Oil Corp. company guaranty 7 3/4s, 2014                                                          808,325
      2,365,000  Forest Oil Corp. sr. notes 8s, 2011                                                                   2,725,663
        855,000  Forest Oil Corp. sr. notes 8s, 2008                                                                     936,225
      1,315,000  Hanover Compressor Co. sr. notes 9s, 2014                                                             1,462,938
        905,000  Hanover Compressor Co. sr. notes 8 5/8s, 2010                                                           981,925
      1,970,000  Hanover Compressor Co. sub. notes zero %, 2007                                                        1,768,075
        645,000  Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011                                                 699,825
      2,350,000  Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)                                              2,420,500
        955,000  Hornbeck Offshore Services, Inc. 144A sr. notes 6 1/8s, 2014                                            959,775
      2,555,000  Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014                                            2,593,325
      1,260,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                                               1,326,150
      1,810,000  Key Energy Services, Inc. sr. notes 6 3/8s, 2013                                                      1,837,150
      3,070,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                                              3,200,475
      3,120,000  Newfield Exploration Co. sr. notes 7 5/8s, 2011                                                       3,525,600
      2,095,000  Newfield Exploration Co. 144A sr. sub. notes 6 5/8s, 2014                                             2,267,838
      1,860,000  Offshore Logistics, Inc. company guaranty 6 1/8s, 2013                                                1,869,300
      2,089,439  Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011                                                     2,182,289
      1,350,000  Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014                           1,434,375
        806,000  Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                                              848,315
      2,610,000  Peabody Energy Corp. sr. notes 5 7/8s, 2016                                                           2,642,625
        650,000  Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022                                        786,500
      1,115,000  Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014                                      1,247,462
      2,025,000  Petroleum Geo-Services notes 10s, 2010 (Norway)                                                       2,338,875
      1,855,000  Plains Exploration & Production Co. sr. notes 7 1/8s, 2014                                            2,049,775
      3,030,000  Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012                                       3,378,450
      1,805,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                                1,931,350
      3,300,000  Pride International, Inc. sr. notes 7 3/8s, 2014                                                      3,671,250
      2,445,000  Seabulk International, Inc. company guaranty 9 1/2s, 2013                                             2,695,613
      1,475,000  Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005 (DEF) (NON) (F)                                   15
      3,525,000  Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013                                     3,216,563
      1,355,000  Stone Energy Corp. 144A sr. sub. notes 6 3/4s, 2014                                                   1,361,775
        505,000  Tengizchevroll Finance Co. 144A sec. notes 6.124s, 2014 (Luxembourg)                                    511,944
        565,000  Universal Compression, Inc. sr. notes 7 1/4s, 2010                                                      598,900
      1,140,000  Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                                        1,256,850
        595,000  Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                                     638,138
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      90,989,466

Entertainment (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        915,000  AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012                                                     999,638
        455,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                                     469,788
      4,796,000  AMC Entertainment, Inc. sr. sub. notes 8s, 2014                                                       4,843,960
      8,395,000  Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s,
                 3/15/07), 2014 (STP)                                                                                  6,275,263
      2,000,000  LCE Acquisition Corp. 144A company guaranty 9s, 2014                                                  2,095,000
      3,020,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                                                2,831,250
        545,000  Universal City Florida Holding Co. 144A sr. notes 8 3/8s, 2010                                          573,613
        940,000  Universal City Florida Holding Co. 144A sr. notes FRN 7.493s, 2010                                      984,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,073,162

Financial (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,205,000  Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)                                               1,247,175
      1,500,000  Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                                           1,635,000
      3,350,000  E*Trade Finance Corp. 144A sr. notes 8s, 2011                                                         3,618,000
      3,850,661  Finova Group, Inc. notes 7 1/2s, 2009                                                                 1,703,917
      1,910,000  UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)                                        2,091,450
      2,750,000  Western Financial Bank sub. debs. 9 5/8s, 2012                                                        3,080,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,375,542

Food (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        563,357  Archibald Candy Corp. company guaranty 10s, 2007 (In default) (NON)(PIK)(F)                             119,995
      2,570,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                                                 2,685,650
      2,170,000  Del Monte Corp. sr. sub. notes 8 5/8s, 2012                                                           2,419,550
      1,320,000  Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015                                                      1,356,300
      3,240,000  Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                                        3,126,600
      3,555,000  Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013                                              3,235,050
EUR     840,000  United Biscuits Finance company guaranty 10 5/8s, 2011 (United Kingdom)                               1,176,165
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,119,310

Gaming & Lottery (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
     $1,430,000  Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                                1,589,088
      1,575,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                                         1,744,313
        545,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012                                                           589,281
        440,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014                                                           459,250
      1,485,000  Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                                            1,626,075
        125,000  Harrah's Operating Co., Inc. company guaranty 8s, 2011                                                  143,686
      1,760,000  Mandalay Resort Group sr. notes 6 3/8s, 2011                                                          1,839,200
      2,850,000  MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                                        3,256,125
      1,370,000  MGM Mirage, Inc. company guaranty 6s, 2009                                                            1,404,250
        715,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                                                 750,750
      1,715,000  Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009                                           1,757,875
      3,645,000  Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                                 4,050,506
        830,000  Park Place Entertainment Corp. sr. notes 7s, 2013                                                       923,375
      1,575,000  Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                                            1,781,719
        510,000  Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                                  553,988
        825,000  Penn National Gaming, Inc. 144A sr. sub. notes 6 3/4s, 2015                                             841,500
      2,345,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013                                              2,579,500
      2,985,000  Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012                                              3,186,488
      2,515,000  Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009                           2,967,700
      2,215,000  Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012                                               2,281,450
      2,165,000  Station Casinos, Inc. sr. notes 6s, 2012                                                              2,243,481
      1,775,000  Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016                                                     1,870,406
      2,310,000  Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014                          2,304,225
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      40,744,231

Health Care (7.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,065,000  Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)                                           1,142,213
      2,315,000  AmerisourceBergen Corp. company guaranty 7 1/4s, 2012                                                 2,569,650
      2,470,000  AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                                        2,741,700
      4,270,000  Ardent Health Services, Inc. sr. sub. notes 10s, 2013                                                 4,504,850
      1,350,000  Community Health Systems, Inc. 144A sr. sub. notes 6 1/2s, 2012                                       1,358,438
      1,315,000  Coventry Health Care, Inc. 144A sr. notes 5 7/8s, 2012                                                1,351,163
      1,955,000  Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)                             1,739,950
      1,500,000  Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010                                       1,653,750
      1,820,000  Extendicare Health Services, Inc. sr. sub. notes 6 7/8s, 2014                                         1,856,400
      3,090,000  HCA, Inc. debs. 7.19s, 2015                                                                           3,262,150
      2,040,000  HCA, Inc. notes 8.36s, 2024                                                                           2,277,230
        165,000  HCA, Inc. notes 7s, 2007                                                                                173,190
        930,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                                      1,025,877
      4,104,000  Healthsouth Corp. notes 7 5/8s, 2012                                                                  4,165,560
      1,050,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                                              1,092,000
        955,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                                              1,005,138
      1,395,000  Healthsouth Corp. sr. notes 7s, 2008                                                                  1,401,975
        382,725  Magellan Health Services, Inc. sr. notes Ser. A, 9 3/8s, 2008                                           413,343
      1,570,000  MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012                                                 1,781,950
      3,275,000  MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                                                  2,423,500
      3,040,000  Omnicare, Inc. sr. sub. notes 6 1/8s, 2013                                                            3,047,600
      3,103,000  PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                                        3,483,118
      2,505,000  Province Healthcare Co. sr. sub. notes 7 1/2s, 2013                                                   2,793,075
      1,150,000  Service Corp. International debs. 7 7/8s, 2013                                                        1,221,875
        290,000  Service Corp. International notes 7.2s, 2006                                                            299,788
         90,000  Service Corp. International notes 6 7/8s, 2007                                                           94,275
        435,000  Service Corp. International notes 6 1/2s, 2008                                                          453,488
      1,045,000  Service Corp. International notes Ser. *, 7.7s, 2009                                                  1,123,375
      2,650,000  Service Corp. International/US 144A sr. notes 6 3/4s, 2016                                            2,703,000
      2,250,000  Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013                                                 2,250,000
      1,140,000  Tenet Healthcare Corp. notes 7 3/8s, 2013                                                             1,080,150
      1,785,000  Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                                         1,646,663
      4,875,000  Tenet Healthcare Corp. 144A sr. notes 9 7/8s, 2014                                                    5,191,875
      2,455,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                                              2,599,231
      5,065,000  Triad Hospitals, Inc. sr. sub. notes 7s, 2013                                                         5,223,281
      3,140,000  Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011                                             3,249,900
      2,025,000  US Oncology, Inc. 144A sr. notes 9s, 2012                                                             2,212,313
      1,715,000  Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014                                           1,886,500
      2,230,000  Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)                                          2,586,800
        690,000  Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)                                               703,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      81,790,134

Homebuilding (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        965,000  Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                                  1,049,438
        615,000  Beazer Homes USA, Inc. company guaranty 8 3/8s, 2012                                                    675,731
        415,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                             459,590
      1,070,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                              1,227,825
      3,075,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                              3,147,026
      2,315,000  K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                                          2,569,650
      1,330,000  K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014                                          1,376,550
      2,475,000  K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014                                                 2,598,750
        950,000  KB Home company guaranty 5 7/8s, 2015                                                                   960,267
      1,355,000  KB Home sr. notes 5 3/4s, 2014                                                                        1,375,294
      1,180,000  Meritage Homes Corp. company guaranty 9 3/4s, 2011                                                    1,318,685
        660,000  Meritage Homes Corp. sr. notes 7s, 2014                                                                 694,650
        965,000  Meritage Homes Corp. 144A sr. notes 6 1/4s, 2015                                                        968,619
      1,510,000  Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                                    1,698,750
      2,885,000  Standard Pacific Corp. sr. notes 7 3/4s, 2013                                                         3,151,863
        185,000  Standard Pacific Corp. sr. notes 6 7/8s, 2011                                                           196,563
      1,295,000  Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012                                            1,450,400
        965,000  Technical Olympic USA, Inc. company guaranty 9s, 2010                                                 1,044,613
      1,355,000  Technical Olympic USA, Inc. 144A sr. sub. notes 7 1/2s, 2015                                          1,341,450
        625,000  WCI Communities, Inc. company guaranty 10 5/8s, 2011                                                    690,625
      2,660,000  WCI Communities, Inc. company guaranty 9 1/8s, 2012                                                   2,965,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      30,962,239

Household Furniture and Appliances (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      3,770,000  Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014                                                        3,949,075

Leisure (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        695,000  K2, Inc. sr. notes 7 3/8s, 2014                                                                         752,338

Lodging/Tourism (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
        955,000  FelCor Lodging LP company guaranty 9s, 2008 (R)                                                       1,080,344
      2,715,000  Gaylord Entertainment Co. sr. notes 8s, 2013                                                          2,942,381
      1,710,000  Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)                                            1,881,000
      2,955,000  Host Marriott LP 144A sr. notes 7s, 2012 (R)                                                          3,102,750
      3,815,000  John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge.
                 Ser. B, 8 7/8s, 2012                                                                                  4,253,725
      1,945,000  MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                                          2,132,206
      2,250,000  MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)                                              2,396,250
      1,055,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012                               1,221,163
      1,270,000  Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007                               1,349,375
      1,655,000  Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015                                          1,897,044
      1,360,000  Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005                                          1,383,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,640,038

Media (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      2,435,000  Affinity Group, Inc. sr. sub. notes 9s, 2012                                                          2,629,800
      1,500,000  Warner Music Group 144A sr. sub. notes 7 3/8s, 2014                                                   1,590,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,219,800

Publishing (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
      2,090,000  Advertising Directory Solutions, Inc. 144A sr. notes 9 1/4s, 2012 (Canada)                            2,207,563
      4,266,600  CanWest Media, Inc. 144A sr. sub. notes 8s, 2012 (Canada)                                             4,586,595
      4,790,000  Dex Media, Inc. sr. notes Ser. B, 8 1/2s, 2010                                                        5,245,050
      2,015,000  Dex Media, Inc. disc. notes zero %, 2013                                                              1,586,813
      3,700,000  Dex Media, Inc. notes 8s, 2013                                                                        4,014,500
      3,645,000  Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013                                                      3,854,588
      2,775,000  PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                                          2,997,000
      2,440,000  PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                                          2,476,600
      4,360,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                                     4,643,400
      1,435,000  Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011                                        1,504,956
      1,340,000  RH Donnelley Corp. 144A sr. notes 6 7/8s, 2013                                                        1,376,850
        820,000  RH Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                                          961,450
        510,000  RH Donnelley, Inc. company guaranty 8 7/8s, 2010                                                        563,550
      3,595,000  Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                                   3,675,888
      2,930,000  Vertis, Inc. 144A sub. notes 13 1/2s, 2009                                                            2,900,700
      1,905,000  WRC Media Corp. sr. sub. notes 12 3/4s, 2009                                                          1,771,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      44,367,153

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,046,000  Domino's, Inc. sr. sub. notes 8 1/4s, 2011                                                            1,129,680
      3,320,000  Sbarro, Inc. company guaranty 11s, 2009                                                               3,336,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,466,280

Retail (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,925,000  Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014                                                 1,987,563
      3,925,000  Autonation, Inc. company guaranty 9s, 2008                                                            4,435,250
      1,460,000  Finlay Fine Jewelry Corp. sr. notes 8 3/8s, 2012                                                      1,408,900
      3,080,000  JC Penney Co., Inc. debs. 7.95s, 2017                                                                 3,676,199
      2,230,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                                                2,486,073
        510,000  JC Penney Co., Inc. notes 9s, 2012                                                                      626,025
        100,000  JC Penney Co., Inc. notes 8s, 2010                                                                      113,280
      1,405,000  Jean Coutu Group PJC, Inc. sr. notes 7 5/8s, 2012 (Canada)                                            1,475,250
      1,690,000  Jean Coutu Group PJC, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)                                       1,732,250
      2,180,000  Rite Aid Corp. company guaranty 9 1/2s, 2011                                                          2,365,300
        150,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                                       141,000
        310,000  Rite Aid Corp. notes 7 1/8s, 2007                                                                       314,650
      1,755,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                                                 1,763,775
      1,325,000  Rite Aid Corp. 144A sec. notes 7 1/2s, 2015                                                           1,311,750
      3,243,000  Saks, Inc. company guaranty 7s, 2013                                                                  3,372,720
      1,425,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                                    1,449,938
      2,440,000  United Auto Group, Inc. company guaranty 9 5/8s, 2012                                                 2,708,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,368,323

Technology (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
      3,470,000  Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s, 2012                                              3,539,400
      1,826,000  AMI Semiconductor, Inc. company guaranty 10 3/4s, 2013                                                2,122,725
      1,220,000  Amkor Technologies, Inc. sr. notes 7 3/4s, 2013                                                       1,061,400
      1,315,000  Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                                 1,239,388
      2,765,000  Celestica, Inc. sr.sub. notes 7 7/8s, 2011 (Canada)                                                   2,910,163
      2,820,000  Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014                                          3,073,800
      4,170,000  Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                                     4,399,350
        175,000  Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                                         180,250
        310,000  Lucent Technologies, Inc. debs. 6 1/2s, 2028                                                            293,338
      4,185,000  Lucent Technologies, Inc. debs. 6.45s, 2029                                                           3,980,981
      1,220,000  New ASAT Finance, Ltd. 144A company guaranty 9 1/4s, 2011 (Cayman Islands)                            1,049,200
      1,185,000  SCG Holding Corp. 144A notes zero %, 2011                                                             1,691,588
      1,570,000  Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)                            1,691,675
      3,005,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                                               3,395,650
      1,565,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                                                1,678,463
      4,285,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                                    4,643,869
      1,875,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                                    2,006,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      38,957,490

Textiles (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
      4,065,000  Levi Strauss & Co. sr. notes 12 1/4s, 2012                                                            4,654,425
      2,295,000  Levi Strauss & Co. 144A sr. notes 9 3/4s, 2015                                                        2,418,356
      1,740,000  Oxford Industries, Inc. sr. notes 8 7/8s, 2011                                                        1,861,800
      2,380,000  Russell Corp. company guaranty 9 1/4s, 2010                                                           2,564,450
      1,591,000  William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011                              1,777,943
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,276,974

Tire & Rubber (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        810,000  Cooper-Standard Automotive, Inc. 144A notes 8 3/8s, 2014                                                765,450
        270,000  Cooper-Standard Automotive, Inc. 144A notes 7s, 2012                                                    265,950
        335,000  Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007                                                     355,100
      3,250,000  Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011                                                   3,388,125
        750,000  Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008                                                     757,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,532,125

Transportation (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      2,045,000  American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011                             1,952,975
      3,085,000  Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                                        2,468,000
      3,170,000  Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                                        3,534,550
        700,000  Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009                                          733,250
      1,380,000  Navistar International Corp. 144A sr. notes 6 1/4s, 2012                                              1,390,350
        900,000  Travelcenters of America, Inc. company guaranty 12 3/4s, 2009                                         1,003,500
        233,000  United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)                                              19,223
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,101,848

Utilities & Power (8.9%)
--------------------------------------------------------------------------------------------------------------------------------
      2,960,000  AES Corp. (The) 144A sec. notes 9s, 2015                                                              3,389,200
      3,055,000  AES Corp. (The) 144A sec. notes 8 3/4s, 2013                                                          3,475,063
      2,305,000  Allegheny Energy Supply Co., LLC 144A bonds 8 1/4s, 2012                                              2,627,700
      1,300,000  Allegheny Energy Supply Co., LLC 144A sec. notes 10 1/4s, 2007                                        1,460,875
      2,930,000  CMS Energy Corp. sr. notes 8.9s, 2008                                                                 3,259,625
      1,000,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                                               1,140,000
        740,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                                                 812,150
      3,380,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                                      3,716,175
      1,200,000  Dynegy Holdings, Inc. sr. notes 6 7/8s, 2011                                                          1,117,500
      5,675,000  Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013                                                   6,469,500
      1,460,000  Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010                                         1,445,400
      2,180,000  Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016                                         2,043,750
      1,230,000  Edison Mission Energy sr. notes 10s, 2008                                                             1,414,500
         50,000  Edison Mission Energy sr. notes 9 7/8s, 2011                                                             59,750
        745,000  El Paso CGP Co. notes 7 3/4s, 2010                                                                      784,113
      1,990,000  El Paso Corp. sr. notes 8.05s, 2030                                                                   2,019,850
      1,600,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                                  1,636,000
      1,380,000  El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032                                                        1,390,350
        765,000  El Paso Natural Gas Co. debs. 8 5/8s, 2022                                                              914,175
      3,820,000  El Paso Production Holding Co. company guaranty 7 3/4s, 2013                                          4,096,950
      2,200,000  Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014                             2,211,000
        870,000  Kansas Gas & Electric debs. 8.29s, 2016                                                                 900,368
      4,395,000  Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034                                                   5,043,263
      3,195,000  Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                                   3,993,750
      1,320,000  Monongahela Power Co. 1st mtge. 6.7s, 2014                                                            1,461,900
      2,105,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                                   2,431,275
        955,000  Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015                                                   966,938
      1,285,000  Northwest Corp. 144A sec. notes 5 7/8s, 2014                                                          1,300,558
      1,260,000  Northwest Pipeline Corp. company guaranty 8 1/8s, 2010                                                1,384,425
      5,561,000  NRG Energy, Inc. 144A sr. sec. notes 8s, 2013                                                         6,144,905
      2,285,000  Orion Power Holdings, Inc. sr. notes 12s, 2010                                                        2,856,250
      2,290,000  PSEG Energy Holdings, Inc. notes 7 3/4s, 2007                                                         2,410,225
      1,855,000  SEMCO Energy, Inc. sr. notes 7 3/4s, 2013                                                             1,950,545
        515,000  Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012                                                539,463
      3,150,000  Sierra Pacific Resources sr. notes 8 5/8s, 2014                                                       3,480,750
        445,000  Southern California Edison Co. notes 6 3/8s, 2006                                                       455,082
      1,175,000  Teco Energy, Inc. notes 10 1/2s, 2007                                                                 1,351,250
        680,000  Teco Energy, Inc. notes 7.2s, 2011                                                                      748,000
      1,165,000  Teco Energy, Inc. notes 7s, 2012                                                                      1,281,500
        305,000  Tennessee Gas Pipeline Co. debs. 7s, 2028                                                               317,200
      1,590,000  Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017                                                 1,768,875
      2,435,000  Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014                               2,599,363
        350,000  Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026                                                  394,188
      4,065,000  Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)                                 4,308,900
      1,355,000  Utilicorp United, Inc. sr. notes 9.95s, 2011                                                          1,554,818
      2,150,000  Williams Cos., Inc. (The) notes 8 3/4s, 2032                                                          2,719,750
      1,225,000  Williams Cos., Inc. (The) notes 7 3/4s, 2031                                                          1,414,875
      3,075,000  Williams Cos., Inc. (The) notes 7 5/8s, 2019                                                          3,551,625
      1,925,252  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (DEF) (NON) (F)                                    193
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     102,813,860
--------------------------------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $957,652,194)                                               $996,591,377
--------------------------------------------------------------------------------------------------------------------------------

Asset-backed securities (3.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,805,000  CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008                                    $2,048,675
        785,000  Denali Capital CLO III Ltd. FRN Ser. B-2L, 10.68s, 2015 (Cayman Islands)                                806,902
        615,000  Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 11.188s, 2015                                   634,219
      1,825,000  Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 5A,
                 11.59s, 2015 (Cayman Islands)                                                                         1,861,500
      2,382,544  Neon Capital, Ltd. 144A limited resource sec. notes
                 Ser. 98, 1.64s, 2014 (Cayman Islands) (f) (F)                                                         1,997,999
      6,684,836  Neon Capital, Ltd. 144A limited recourse sec. notes
                 Ser. 97, 1.105s, 2013 (Cayman Islands) (F)                                                            5,946,355
     14,668,569  Neon Capital, Ltd. 144A limited recourse sec. notes
                 Ser. 96, 1.458s, 2013 (Cayman Islands) (f) (g) (F)                                                   15,563,264
      3,901,050  Neon Capital, Ltd. 144A limited recourse sec. notes
                 Ser. 95, 2.319s, 2013 (Cayman Islands) (f) (F)                                                        1,517,727
      6,271,893  Neon Capital, Ltd. 144A limited recourse sec. notes
                 Ser. 94, 1.686s, 2013 (Cayman Islands) (f) (F)                                                        5,170,536
        725,000  Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 9.46s, 2016                              754,000
      2,460,000  Providian Gateway Master Trust Ser. 02, Class B, Principal Only (PO), zero %, 2006                    2,318,487
      1,305,000  Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010                                              1,322,944
--------------------------------------------------------------------------------------------------------------------------------
                 Total Asset-backed securities  (cost $40,037,129)                                                   $39,942,608
--------------------------------------------------------------------------------------------------------------------------------

Senior loans (2.6%) (a)(c)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
       $299,250  Buckeye Technologies, Inc. bank term loan FRN 5.1388s, 2010                                            $302,243
        273,765  Graphics Packaging Corp. bank term loan FRN Ser. C, 5.1367s, 2010                                       278,350
        521,063  Hercules, Inc. bank term loan FRN Ser. B, 3.9853s, 2010                                                 526,762
      1,490,000  Huntsman Corp. bank term loan FRN Ser. B, 6.15s, 2010                                                 1,514,585
        228,898  Nalco Co. bank term loan FRN Ser. B, 4.6665s, 2010                                                      232,999
        259,333  SGL Carbon AG bank term loan FRN 5.9879s, 2009 (Germany)                                                260,629
        297,000  St. Mary's Cement Corp. bank term loan FRN Ser. B, 4.56s, 2009                                          300,713
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,416,281

Beverage (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        941,944  Constellation Brands, Inc. bank term loan FRN Ser. B, 4.4041s, 2011                                     955,485

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------------
        358,200  Charter Communications Holdings, LLC/Capital Corp. bank term loan FRN Ser. B,
                 5.9798s, 2011                                                                                           359,245

Capital Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        230,509  Allied Waste Industries, Inc. bank term loan FRN 5.3271s, 2010                                          230,735
         39,247  Allied Waste Industries, Inc. bank term loan FRN Ser. C, 2.4s, 2010                                      39,271
        365,738  Amsted Industries, Inc. bank term loan FRN 5.4324s, 2010                                                372,139
        177,944  Invensys, PLC bank term loan FRN Ser. B-1, 6.0913s, 2009 (United Kingdom)                               180,836
        212,615  Mueller Group, Inc. bank term loan FRN 5.3656s, 2011                                                    214,475
        222,750  Solo Cup Co. bank term loan FRN 5.0601s, 2011                                                           226,857
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,264,313

Communication Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Alaska Communications Systems Group Corp. bank term loan FRN Ser. B,
                 4.64s, 2012                                                                                           1,009,063
        149,000  Consolidated Communications Holdings bank term loan FRN Ser. C, 5.1846s, 2012                           150,118
        129,021  PanAmSat Corp. bank term loan FRN Ser. B, 5.34s, 2011                                                   130,981
        300,625  Qwest Communications International, Inc. bank term loan FRN Ser. A,
                 7.39s, 2007                                                                                             312,979
        149,250  SBA Senior Finance, Inc. bank term loan FRN 4.8619s, 2008                                               151,178
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,754,319

Consumer Cyclicals (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        324,388  Dex Media West, LLC bank term loan FRN Ser. B, 4.5152s, 2010                                            328,719
      1,165,000  Federal Mogul Corp. bank term loan FRN Ser. A, 4.65s, 2006                                            1,100,925
      2,700,000  Federal Mogul Corp. bank term loan FRN Ser. B, 4.9s, 2006                                             2,558,925
        263,471  Hayes Lemmerz International, Inc. bank term loan FRN 6.2436s, 2009                                      268,740
        150,000  Landsource bank term loan FRN Ser. B, 5.1875s, 2010                                                     151,969
        150,938  TRW Automotive bank term loan FRN Ser. B, 4 3/8s, 2010                                                  151,535
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,560,813

Consumer Staples (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        157,923  AMF Bowling Worldwide bank term loan FRN Ser. B, 5.3891s, 2009                                          158,713
      2,290,000  Century Cable Holdings bank term loan FRN 7 1/2s, 2009                                                2,276,505
        231,257  DirecTV Holdings/Finance bank term loan FRN Ser. B-2, 4.59s, 2010                                       234,533
        180,000  Dole Holding Co. bank term loan FRN 8s, 2010                                                            184,725
        219,041  Itron, Inc. bank term loan FRN 4.7947s, 2010                                                            220,866
      1,250,000  Mediacom Communications Corp. bank term loan FRN Ser. B, 4.8836s, 2012                                1,264,733
        269,325  MGM Studios, Inc. bank term loan FRN Ser. B, 5.06s, 2011                                                269,241
      1,670,000  Olympus Cable bank term loan FRN Ser. B, 7 1/4s, 2010                                                 1,659,041
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,268,357

Energy (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        270,000  Dresser, Inc. bank term loan FRN 5.84s, 2010                                                            274,050
        867,841  Trico Marine Services, Inc. bank term loan FRN 9 1/2s, 2005                                             859,163
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,133,213

Entertainment (--%)
--------------------------------------------------------------------------------------------------------------------------------
         90,092  Six Flags, Inc. bank term loan FRN Ser. B, 5.09s, 2009                                                   91,510

Financial (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  General Growth Properties bank term loan FRN Ser. B, 4.84s, 2008                                      1,015,227

Food (--%)
--------------------------------------------------------------------------------------------------------------------------------
        521,063  Pinnacle Foods Holding Corp. bank term loan FRN 5.813s, 2010                                            522,148

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        246,875  Beverly Enterprises, Inc. bank term loan FRN 5.0818s, 2008                                              249,961
        179,550  Community Health Systems, Inc. bank term loan FRN Ser. B, 4.15s, 2011                                   181,486
        394,020  Concentra bank term loan FRN 5.1666s, 2009                                                              399,110
        690,286  DaVita, Inc. bank term loan FRN Ser. B, 4.5836s, 2009                                                   690,717
        179,100  Fisher Scientific International, Inc. bank term loan FRN Ser. B,
                 4.0775s, 2011                                                                                           180,443
        197,500  Hanger Orthopedic Group, Inc. bank term loan FRN 6.06s, 2009                                            198,734
        201,625  Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.31s, 2011                                           203,305
        227,781  Medex, Inc. bank term loan FRN Ser. B, 5.6s, 2009                                                       227,781
        737,622  Triad Hospitals, Inc. bank term loan FRN Ser. B, 4.83s, 2008                                            749,300
         32,380  VWR International, Inc. bank term loan FRN Ser. B, 5.17s, 2011                                           32,922
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,113,759

Household Furniture and Appliances (--%)
--------------------------------------------------------------------------------------------------------------------------------
        149,464  Sealy Mattress Co. bank term loan FRN Ser. C, 4.7982s, 2012                                             151,582

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        594,000  Warner Music Group bank term loan FRN Ser. B, 5.0876s, 2011                                             602,910

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------------
        247,500  WRC Media Corp. bank term loan FRN 6.7613s, 2009                                                        246,263

Tire & Rubber (--%)
--------------------------------------------------------------------------------------------------------------------------------
        180,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.03s, 2006                                         181,710
        225,000  Goodyear Tire & Rubber Co. (The) bank term loan FRN 4.6s, 2007                                          226,266
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         407,976

Transportation (--%)
--------------------------------------------------------------------------------------------------------------------------------
        195,520  Pacer International, Inc. bank term loan FRN 4.6757s, 2010                                              199,430

Utilities & Power (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,439,220  El Paso Corp. bank term loan FRN Ser. B, Class B, 5.1875s, 2009                                       1,463,957
        870,000  El Paso Corp. bank  Corp. term loan FRN Ser. C, 2.3s, 2009                                              883,458
        437,500  NRG Energy, Inc. bank term loan FRN 2.45s, 2011                                                         442,969
        562,500  NRG Energy, Inc. bank term loan FRN Ser. B, 4.515s, 2011                                                569,531
        180,000  Unisource Energy bank term loan FRN Ser. B, 5.652s, 2011                                                180,675
        182,234  Williams Cos.,Inc. bank term loan FRN Ser. C, 4.99s, 2007                                               184,664
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,725,254
--------------------------------------------------------------------------------------------------------------------------------
                 Total Senior loans  (cost $29,092,335)                                                              $29,788,085
--------------------------------------------------------------------------------------------------------------------------------

Foreign government bonds and notes (1.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
       $790,000  Brazil (Federal Republic of) bonds 10 1/2s, 2014                                                       $923,510
        910,000  Colombia (Republic of) bonds 10 3/8s, 2033                                                            1,032,850
        690,000  Colombia (Republic of) bonds Ser. NOV, 9 3/4s, 2009                                                     777,975
      1,155,000  Colombia (Republic of) notes 10 3/4s, 2013                                                            1,348,463
      1,720,000  Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 8s (9s,
                 8/15/05), 2030 (STP)                                                                                  1,599,600
        915,000  Peru (Republic of) bonds 8 3/4s, 2033                                                                   990,488
      1,955,000  Philippines (Republic of) bonds 9 1/2s, 2030                                                          1,964,775
      2,640,000  Philippines (Republic of) bonds 8 3/8s, 2011                                                          2,736,360
      2,990,000  Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                         3,140,995
      2,830,000  United Mexican States bonds Ser. MTN, 8.3s, 2031                                                      3,411,565
        745,000  Venezuela (Republic of) notes 10 3/4s, 2013                                                             860,103
--------------------------------------------------------------------------------------------------------------------------------
                 Total Foreign government bonds and notes  (cost $16,960,246)                                        $18,786,684
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (0.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 DLJ Commercial Mortgage Corp.
       $493,418  Ser. 98-CF2, Class B4, 6.04s, 2031                                                                     $483,204
      1,581,791  Ser. 98-CF2, Class B5, 5.95s, 2031                                                                    1,103,570
                 GE Capital Commercial Mortgage Corp. 144A
      1,025,000  Ser. 00-1, Class G, 6.131s, 2033                                                                        915,066
        577,000  Ser. 00-1, Class H, 6.131s, 2033                                                                        409,517
        912,750  GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
                 6.974s, 2036                                                                                            723,159
        437,000  LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031                              415,602
                 Mach One Commercial Mortgage Trust 144A
        730,000  Ser. 04-1A, Class J, 5.45s, 2040                                                                        601,338
        365,000  Ser. 04-1A, Class K, 5.45s, 2040                                                                        293,255
        165,000  Ser. 04-1A, Class L, 5.45s, 2040                                                                        118,594
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $4,637,580)                                         $5,063,305
--------------------------------------------------------------------------------------------------------------------------------

Convertible bonds and notes (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,220,000  Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008                            $1,229,150
        910,000  WCI Communities, Inc. cv. sr. sub. notes 4s, 2023                                                     1,252,388
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible bonds and notes  (cost $2,271,742)                                                 $2,481,538
--------------------------------------------------------------------------------------------------------------------------------

Brady bonds (0.2%) (a) (cost $1,824,561)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,958,000  Peru (Republic of) FRB Ser. 20 YR, 5s, 2017                                                          $1,864,995

Short-term investments (4.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $2,500,000  Citigroup Global Markets for an effective yield of 2.71%, May 10, 2005                               $2,486,973
      1,500,000  Danske Corp. for an effective yield of 2.90%, August 8, 2005                                          1,480,601
      1,000,000  Societe Generale for an effective rate of 2.92%, August 9, 2005                                         999,976
     10,000,000  WestLB AG for an effective yield of 2.72%, May 31, 2005                                               9,931,120
     31,627,902  Putnam Prime Money Market Fund (e)                                                                   31,627,902
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $46,526,572)                                                    $46,526,572
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,099,002,359) (b)                                                      $1,141,045,164
================================================================================================================================



Putnam High Yield Advantage Fund
Forward currency contracts to buy at
February 28, 2005 (Unaudited)


                                                                               Aggregate            Delivery          Unrealized
                                                               Value          face value                date        depreciation
--------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                                             $490,797            $507,783             4/20/05            $(16,986)
================================================================================================================================



Putnam High Yield Advantage Fund
Forward currency contracts to sell at
February 28, 2005 (Unaudited)


                                                                               Aggregate            Delivery          Unrealized
                                                               Value          face value                date        depreciation
--------------------------------------------------------------------------------------------------------------------------------
Euro                                                     $14,376,630         $14,282,957             3/16/05           $ (93,673)
================================================================================================================================



Putnam High Yield Advantage Fund  - Fund  060
Total return swap contracts outstanding at February 28, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Deutsche Bank AG dated February 1, 2005 to
receive at maturity the notional amount multiplied by the
return of the Lehman Brothers U.S. Corporate High Yield Index
and pay at maturity the notional amount multiplied by the seven
month USD-LIBOR-BBA adjusted by a specified spread.                           $2,499,986              6/1/05             $28,334

Agreement with Deutsche Bank AG dated February 1, 2005 to
receive at maturity the notional amount multiplied by the
return of the Lehman Brothers U.S. Corporate High Yield Index
and pay at maturity the notional amount multiplied by the six
month USD-LIBOR-BBA adjusted by a specified spread.                            2,499,986              8/1/05              28,435

Agreement with Lehman Brothers Special Financing, Inc. dated
June 16, 2003 to receive (pay) quarterly the notional amount multiplied by the return of the Lehman Brothers U.S. High Yield
Index and pay quarterly the notional amount multiplied by the
three month USD-LIBOR adjusted by a specified spread.                         12,292,469              6/1/05             255,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $311,769
================================================================================================================================



Putnam High Yield Advantage Fund  - Fund  060
Credit default contracts outstanding at February 28, 2005 (Unaudited)

                                                                                                    Notional          Unrealized
                                                                                                      amount        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                         $440,000             $21,897

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          440,000              11,654

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          220,000              10,233

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          165,000               7,238

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                          110,000               3,598

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           55,000               3,493

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                                           55,000                 558
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $58,671
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $1,161,432,279.

(b) The aggregate identified cost on a tax basis is $1,102,821,366 resulting in gross unrealized appreciation and depreciation of $74,171,059 and $35,947,261, respectively, or net unrealized appreciation of $38,223,798.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at February 28, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended February 28, 2005, the management fees paid were reduced by $7,801 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $132,312 for the period ended February 28, 2005.

(f) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately 10.6 million.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005